Janus Henderson European Focus Fund Investment Strategy - Class A C S I N T Shares [Member] - Janus Henderson European Focus Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of European companies. The Fund generally invests in a portfolio of 35-60 equity securities. Equity securities include common stocks and related securities. European companies are broadly defined to include any company that meets one or more of the following tests: (i) its country of organization, its primary business office and/or the principal trading market of its stock are located in Europe, (ii) 50% or more of its assets are located in Europe, or (iii) 50% or more of its revenues are derived from Europe. Portfolio management seeks investments that will increase in value by emphasizing stock selection. Stock selection is based on an opportunistic approach which seeks to utilize stock specific criteria described below and global market and industry dynamics that are expected to drive stock prices of European companies. Portfolio management will invest in both “growth” stocks that portfolio management believes are reasonably priced and “value” stocks that are, in portfolio management’s opinion, undervalued. Companies are evaluated using a broad range of criteria, including: (i) a company’s financial strength; (ii) competitive position in its industry; and (iii) projected future earnings and cash flows. The Fund generally invests in companies located in Western European countries such as the United Kingdom, Belgium, Germany, Norway, the Netherlands, Denmark, Switzerland, Finland, Sweden, Portugal, France, Austria, Ireland, Italy and Spain. The Fund may, under unusual circumstances, invest in a single country or a limited number of countries. In evaluating investment opportunities in various market conditions, portfolio management conducts fundamental research that considers factors such as a company’s historic and projected return on capital, the quality of a company’s management, and a company’s historical valuations, as well as valuation relative to the wider market. The Fund will generally consider selling a stock when, in portfolio management’s opinion, there is a deterioration in the company’s fundamentals, the company fails to meet performance expectations, its earnings are disappointing, or its revenue growth has slowed. The Fund will also consider selling a stock if portfolio management believes that negative country, sector, or regional factors may affect the company’s outlook, or, in portfolio management’s opinion, a superior investment opportunity arises or to meet cash requirements. The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers. However, in an attempt to reduce portfolio risks, portfolio management generally will invest across countries, industry groups and/or security types.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.